BASIS OF PRESENTATION (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE 2: BASIS OF PRESENTATION

The Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements.  All significant intra-company accounts and transactions have been eliminated in the preparation of the Unaudited Condensed Consolidated Financial Statements.  Related party transactions between the Company and its equity method investees have not been eliminated.

Non-controlling interest represents a non-controlling investor's interests in the results of subsidiaries that we control and consolidate.

Certain immaterial amounts presented in the Information Statement have been reclassified to conform to the current period presentation, including the reclassification of the Current portion of long-term debt from Accrued liabilities for 2019 on the accompanying Unaudited Condensed Consolidated Balance Sheet.

The Company's financial statements for periods prior to the Separation and the Distribution are prepared on a "carve-out" basis, as described below.  The Company's financial statements for the period from April 3, 2020 through September 30, 2020 are consolidated financial statements based on the reported results of Carrier as a stand-alone company.

Basis of Presentation Prior to the Separation and the Distribution

For the period prior to the Separation and the Distribution, the Unaudited Condensed Consolidated Financial Statements reflect the Company's financial position, results of operations and cash flows for the periods presented, which were historically managed by UTC. For the periods presented prior to the Separation and the Distribution, the Unaudited Condensed Consolidated Financial Statements are derived from UTC's consolidated financial statements and accounting records.

The Unaudited Condensed Consolidated Statement of Operations includes all revenues and costs directly attributable to Carrier, including costs for facilities, functions and services used by Carrier.  Prior to the Separation, costs for certain functions and services performed by UTC were directly charged to Carrier based on specific identification when possible or based on a reasonable allocation driver such as net sales, headcount, proportionate usage or other allocation methods.  The results of operations include allocations of costs for administrative functions and services performed on behalf of Carrier by centralized groups within UTC and of certain pension and other post-retirement benefit costs (see Note 5 – Related Parties for a description of the allocation methodologies).  All charges and allocations for facilities, functions and services performed by UTC have been deemed settled in cash by Carrier to UTC in the period in which the cost was recorded in the Unaudited Condensed Consolidated Statement of Operations.

Prior to the Separation, UTC used a centralized approach to cash management and the financing of its operations.  Accordingly, none of UTC's cash, third party debt or related interest expense has been allocated to Carrier in the Unaudited Condensed Consolidated Financial Statements for the period prior to the Separation.  However, cash balances primarily associated with certain foreign entities that did not participate in UTC’s cash management program have been included in the Unaudited Condensed Consolidated Financial Statements for periods prior to the Separation.  Transactions between UTC and Carrier are deemed settled immediately through UTC’s Net investment, other than those transactions which have been historically cash-settled and which are reflected in the Unaudited Condensed Consolidated Balance Sheet within Accounts receivable, net and Accounts payable.  The net effect of the deemed settled transactions is reflected in the Unaudited Condensed Consolidated Statement of Cash Flows as Net transfers to UTC within financing activities and in the Unaudited Condensed Consolidated Balance Sheet as UTC’s Net investment (see Note 5 – Related Parties for additional information).

All of the allocations and estimates in the Unaudited Condensed Consolidated Financial Statements are based on assumptions that management believes are reasonable.  However, for the periods prior to the Separation, the Unaudited Condensed Consolidated Financial Statements may not be indicative of the Company's future financial position, results of operations and cash flows or if the Company had been a separate, stand-alone entity during the periods presented.

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU and its related amendments (collectively, the "Credit Loss Standard") modified the credit loss model to utilize an expected loss methodology in place of an incurred loss methodology for financial instruments, including trade receivables, contract assets, long-term receivables and off-balance sheet credit exposures. The Credit Loss Standard requires consideration of a broader range of information to estimate expected credit losses, including historical information, current conditions and a reasonable forecast period. This ASU requires that the statement of operations reflect the measurement of credit losses for newly recognized financial assets as well as an expected increase or decrease of expected credit losses that have taken place during the period, which may result in earlier recognition.  The Company adopted the Credit Loss Standard effective January 1, 2020, utilizing a modified retrospective approach and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.  This ASU simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Under this ASU, a goodwill impairment is calculated as the difference between the carrying amount of the reporting unit and its fair value, but not to exceed the carrying amount of the goodwill allocated to that reporting unit.  Additionally, this ASU requires the same impairment testing methodology for all reporting units, even those with a zero or negative carrying amount, and requires an entity to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount.  The Company adopted this ASU effective January 1, 2020 and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement.  This ASU removes the disclosure requirements for the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy.  The Company adopted this ASU effective January 1, 2020 and its adoption did not have a significant impact on the Company's Unaudited Condensed Consolidated Financial Statements.

Recently Issued SEC Rules

In May 2020, the SEC issued Final Rule Release No. 33-10786, which amends the financial statement requirements for acquisitions and dispositions of businesses and related pro forma financial information required under SEC Regulation S-X, Rule 3-05. The final rule modifies the significance test required in SEC Regulation S-X, Rule 1-02(w) by raising the significance threshold for reporting dispositions of a business from 10% to 20% and by modifying the calculation of the investment and income tests.  In accordance with Rules 3-09 or 4-08(g), the revised income test will apply to the evaluation of equity method investments for significance.  The Company is currently evaluating the impact of these modifications, which are effective for fiscal years beginning after December 31, 2020.

In August 2020, the SEC issued Final Rule Release No. 33-10825, which amends certain disclosure requirements required by Regulation S-K relating to the description of business (Item 101), legal proceedings (Item 103) and risk factors (Item 105). The amendments to Item 101 will, among other things, allow the Company to provide updates to the general development of the business based on materiality, if it incorporates by reference a full discussion from a previously filed registration statement or report.  The amendment also requires disclosure of the registrant’s human capital resources to the extent such disclosures would be material to an understanding of the registrant’s business. The amendments to Item 103 will, among other things, increase the quantitative threshold for disclosing certain governmental environmental proceedings and the amendments to Item 105 will, among other things, require a risk factor summary where the risk factor section itself is longer than 15 pages. The Company is currently evaluating the impact of these modifications, which are effective for fiscal years beginning December 31, 2020.

NOTE 2: BASIS OF PRESENTATION

The Business has historically operated as a part of UTC; consequently, stand-alone financial statements have not historically been prepared for the Business. The accompanying Combined Financial Statements have been prepared from UTC’s historical accounting records and are presented on a stand-alone basis as if the Business’ operations had been conducted independently from UTC. These Combined Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Combined Statements of Operations include all revenues and costs directly attributable to Carrier, including costs for facilities, functions and services used by Carrier. Costs for certain functions and services performed by centralized UTC are directly charged to Carrier based on specific identification when possible or based on a reasonable allocation driver such as net sales, headcount, usage or other allocation methods. The results of operations include allocations of costs for administrative functions and services performed on behalf of Carrier by centralized groups within UTC and certain pension and other post-retirement benefit costs (see Note 5 – Related Parties for a description of the allocation methodologies). All charges and allocations for facilities, functions and services performed by UTC organizations have been deemed settled in cash by Carrier to UTC in the period in which the cost was recorded in the Combined Statements of Operations. Current and deferred income taxes have been determined based on the stand-alone results of Carrier. However, because the Business filed as part of UTC’s tax group in certain jurisdictions, the Business’ actual tax balances may differ from those reported. The Business’ portion of its domestic and certain income taxes for jurisdictions outside the United States are deemed to have been settled in the period the related tax expense was recorded.

UTC uses a centralized approach to cash management and financing its operations. Accordingly, none of the cash, third party debt or related interest expense of UTC has been allocated to Carrier in the Combined Financial Statements. However, cash balances primarily associated with certain foreign entities that do not participate in UTC’s cash management program have been included in the Combined Financial Statements. Transactions between UTC and Carrier are deemed to have been settled immediately through UTC’s Net Investment, other than those transactions which have historically been cash-settled and which are reflected in the Combined Balance Sheets within Accounts receivable (see Note 6 – Accounts Receivable, Net and Note 5 – Related Parties for additional information). The net effect of the deemed settled transactions is reflected in the Combined Statements of Cash Flows as Net transfers to UTC within financing activities and in the Combined Balance Sheets as UTC’s Net Investment (see Note 5 – Related Parties for additional information).

All intracompany accounts and transactions within the Business have been eliminated in the preparation of the Combined Financial Statements. The Combined Financial Statements of the Business include assets and liabilities that have been determined to be specifically identifiable or otherwise attributable to the Business.

All of the allocations and estimates in the Combined Financial Statements are based on assumptions that management believes are reasonable. However, the Combined Financial Statements included herein may not be indicative of the financial position, results of operations and cash flows of the Business in the future, or if the Business had been a separate, stand-alone entity during the years presented.

The noncontrolling interest represents the noncontrolling investors’ interests in the results of subsidiaries that we control and combine.